Expense Example, No Redemption {- Fidelity Limited Term Municipal Income Fund} - 12.31 Fidelity Limited Term Municipal Income Fund AMCIZ PRO-13 - Fidelity Limited Term Municipal Income Fund	Mar. 01, 2021 USD ($)
Fidelity Advisor Limited Term Municipal Income Fund: Class A
Expense Example, No Redemption:
1 Year	$ 341
3 Years	505
5 Years	689
10 Years	1,220
Fidelity Advisor Limited Term Municipal Income Fund: Class M
Expense Example, No Redemption:
1 Year	340
3 Years	493
5 Years	664
10 Years	1,157
Fidelity Advisor Limited Term Municipal Income Fund: Class C
Expense Example, No Redemption:
1 Year	140
3 Years	462
5 Years	811
10 Years	1,796
Fidelity Advisor Limited Term Municipal Income Fund: Class I
Expense Example, No Redemption:
1 Year	38
3 Years	152
5 Years	283
10 Years	666
Fidelity Advisor Limited Term Municipal Income Fund: Class Z
Expense Example, No Redemption:
1 Year	32
3 Years	122
5 Years	225
10 Years	$ 526